Retirement, Postretirement And Other Benefit Plans (Summary Of Restricted Stock And RSU Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Settled Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of period, Number of Shares	2,268,484	2,219,463
Vested/unsettled Stock Salary at beginning of period, Number of Shares	25,255	15,066
PSUs - granted to employees, Number of Shares	445,020	138,685
PSUs - incremental for performance above 2012-14 targets, Number of Shares	102,881
RSUs - granted to employees, Number of Shares	2,001,931	905,674
RSUs - granted to directors, Number of Shares	28,216	35,683
Forfeited/cancelled, Number of Shares	(173,903)	(107,445)
Vested/settled award, Number of Shares	(1,273,961)	(913,387)
Vested/unsettled Stock Salary Awards, Number of Shares	(39,626)	(25,255)
Unvested at end of period, Number of Shares	3,384,297	2,268,484
Unvested at beginning of period, Weighted Average Grant Date Value	$ 44.22	$ 41.51
Vested/unsettled Stock Salary at beginning of period, Weighted Average Grant Date Value	40.38	41.46
PSUs - granted to employees, Weighted Average Grant Date Value	45.88	47.77
PSUs - incremental for performance above 2012-14 targets, Weighted Average Grant Date Value	45.88
RSUs - granted to employees, Weighted Average Grant Date Value	45.36	47.71
RSUs - granted to directors, Weighted Average Grant Date Value	46.22	43.07
Forfeited/cancelled, Weighted Average Grant Date Value	45.30	43.87
Vested/settled award, Weighted Average Grant Date Value	42.50	41.70
Vested/unsettled Stock Salary Awards, Weighted Average Grant Date Value	40.46	40.38
Unvested at end of period, Weighted Average Grant Date Value	$ 45.55	$ 44.22
Cash Settled Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of period, Number of Shares	6,353	5,508
Vested/unsettled Stock Salary at beginning of period, Number of Shares	1,082	2,165
RSUs - granted to directors, Number of Shares	6,166	4,046
Vested/settled award, Number of Shares	(3,978)	(4,284)
Vested/unsettled Stock Salary Awards, Number of Shares		(1,082)
Unvested at end of period, Number of Shares	9,623	6,353
Unvested at beginning of period, Weighted Average Grant Date Value	$ 41.99	$ 41.93
Vested/unsettled Stock Salary at beginning of period, Weighted Average Grant Date Value	39.05	39.05
RSUs - granted to directors, Weighted Average Grant Date Value	46.42	42.01
Vested/settled award, Weighted Average Grant Date Value	40.85	41.20
Vested/unsettled Stock Salary Awards, Weighted Average Grant Date Value		39.05
Unvested at end of period, Weighted Average Grant Date Value	$ 44.97	$ 41.99